Taxation	12 Months Ended
Dec. 31, 2023
Taxation [Abstract]
Taxation	Taxation
Tax on the profit or loss for the year comprises current and deferred income tax. Tax is recognized in the Consolidated Statement of Comprehensive Income/(Loss) except to the extent that it relates to items recognized directly in equity.
For the years ended December 31, 2023, 2022 and 2021, the Group filed a consolidated U.S. federal income tax return which included all subsidiaries in which the Group owned greater than 80 percent of the vote and value. For the years ended December 31, 2023, 2022 and 2021, the Group filed certain consolidated state income tax returns which included all subsidiaries in which the Group owned greater than 50 percent of the vote and value. The remaining subsidiaries file separate U.S. tax returns.
Amounts recognized in Consolidated Statement of Comprehensive Income/(Loss):

	2023 $	2022 $	2021 $
For the year ended December 31
Income/(loss) for the year	(66,628)	(37,065)	(62,709)
Income tax expense/(benefit)	30,525	(55,719)	3,756
Income/(loss) before taxes	(36,103)	(92,783)	(58,953)
Recognized Income Tax Expense/(Benefit):

	2023 $	2022 $	2021 $
For the year ended December 31
Federal - current	(2,246)	13,065	22,138
State - current	(46)	1,336	109
Total current income tax expense/(benefit)	(2,292)	14,401	22,247
Federal - deferred	29,294	(48,240)	(15,416)
State - deferred	3,523	(21,880)	(3,075)

Total deferred income tax expense/(benefit)	32,817	(70,120)	(18,491)
Total income tax expense/(benefit), recognized	30,525	(55,719)	3,756
The income tax expense/(benefit) was $30,525, $(55,719) and $3,756 in 2023, 2022 and 2021 respectively. The increase in tax expense for the year ended December 31, 2023 was primarily attributable to a lower pre-tax loss in the tax consolidated U.S. group, the tax in respect of the sale of future royalties to Royalty Pharma and the tax impact of derecognizing previously recognized deferred tax assets that are no longer expected to be utilized.
Reconciliation of Effective Tax Rate
The Group is primarily subject to taxation in the U.S. A reconciliation of the U.S. federal statutory tax rate to the effective tax rate is as follows:

	2023		2022		2021
For the year ended December 31	$	%	$	%	$	%
US federal statutory rate	(7,573)	21.00	(19,486)	21.00	(12,380)	21.00
State taxes, net of federal effect	(3,974)	11.01	(8,043)	8.67	(4,484)	7.61
Tax credits	(9,167)	25.39	(6,876)	7.41	(5,056)	8.58
Stock-based compensation	589	(1.63)	788	(0.85)	555	(0.94)
Finance income/(costs) – fair value accounting	(556)	1.54	(28,783)	31.02	(2,017)	3.42
Loss with respect to associate for which no deferred tax asset is recognized	249	(0.69)	1,413	(1.52)	11,542	(19.58)
Revaluation of deferred due to rate change	—	0.00	(8,856)	9.54	—	—
Nondeductible compensation	872	(2.42)	300	(0.32)	746	(1.27)
Recognition of deferred tax assets and tax benefits not previously recognized	(433)	1.20	(184)	0.20	(414)	0.70
Unrecognized deferred tax asset	83,984	(232.63)	17,287	(18.63)	14,375	(24.38)
Deconsolidation of subsidiary	(17,506)	48.49	(3,572)	3.85	—	—
Other	1,321	(3.65)	293	(0.32)	889	(1.51)
Worthless stock deduction	(17,281)	47.87	—	—	—	—
	30,525	(84.52)	(55,719)	60.05	3,756	(6.37)
The Group is also subject to taxation in the UK, but to date, no taxable income has been generated in the UK. Changes in corporate tax rates can change both the current tax expense (benefit) as well as the deferred tax expense (benefit).
Deferred Tax Assets and Liabilities
Deferred tax assets have been recognized in the U.S. jurisdiction in respect of the following items:

	2023 $	2022 $
For the year ended December 31
Operating tax losses	3,849	48,317
Tax credits	2,425	11,101
Share-based payments	5,210	8,423
Capitalized research & development expenditures	39,422	36,084
Investment in Associates	—	13,036
Lease liability	5,133	7,143
Sale of future royalties	35,920	—
Other temporary differences	1,770	2,957
Deferred tax assets	93,729	127,061
Investments held at fair value	(53,411)	(47,877)
Right of use assets	(2,330)	(3,519)
Property and equipment, net	(1,637)	(2,348)
Investment in Associates	(755)	—
Deferred tax liabilities	(58,133)	(53,744)
Deferred tax assets (liabilities), net	35,596	73,317
Deferred tax liabilities, net, recognized	(52,462)	(19,645)
Deferred tax assets (liabilities), net, not recognized	88,058	92,962
The Group has recognized deferred tax assets due to future reversals of existing taxable temporary differences that will be sufficient to recover the deferred tax assets. Our unrecognized deferred tax assets of $88,058 are primarily related to tax credits, capitalized research & development expenditures and deferred tax asset related to the sale of future royalties to Royalty Pharma. The Group does not believe it is probable that future taxable profit will be available to support the realizability of these unrecognized deferred tax assets.
Unrecognized Deferred Tax Assets
Deferred tax assets have not been recognized in respect of the following carryforward losses, credits and temporary differences, because it is not probable that future taxable profit will be available against which the Group can use the benefits therefrom.

	2023 $		2022 $
For the year ended December 31
	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Deductible temporary difference	353,323	83,741	132,145	33,544
Tax losses	13,681	3,849	219,466	48,317
Tax credits	468	468	11,101	11,101
Total	367,472	88,058	362,712	92,962
Tax Losses and Tax Credits Carryforwards
Tax losses and tax credits for which no deferred tax asset was recognized are presented below:

As of December 31	2023 $		2022 $

	Gross Amount	Tax Effected	Gross Amount	Tax Effected
Tax losses expiring:
Within 10 years	4,741	1,284	23,930	5,387
More than 10 years	6,635	1,455	42,822	10,509
Available Indefinitely	2,305	1,110	152,714	32,421
Total	13,681	3,849	219,466	48,317
Tax credits expiring:
Within 10 years	43	43	43	43
More than 10 years	425	425	11,058	11,058
Available indefinitely	—	—	—	—
Total	468	468	11,101	11,101
The Group had U.S. federal net operating losses carry forwards (“NOLs”) of $13,681, $219,466 and $215,400 as of December 31, 2023, 2022 and 2021, respectively, which are available to offset future taxable income. These NOLs expire through 2037 with the exception of $2,305 which is not subject to expiration. The Group had U.S. federal research and development tax credits of approximately $1,396, $4,500 and $3,900 as of December 31, 2023, 2022 and 2021, respectively, which are available to offset future taxes that expire at various dates through 2043. The Group also had Federal Orphan Drug credits of approximately $930 and $6,100 as of December 31, 2023, and 2022, which are available to offset future taxes that expire at various dates through 2043. A portion of these federal NOLs and credits can only be used to offset the profits from the Group’s subsidiaries who file separate federal tax returns. These NOLs and credits are subject to review and possible adjustment by the Internal Revenue Service.
The Group had state net operating losses carry forwards (“NOLs”) of approximately $111,446, $71,700 and $27,900 for the years ended December 31, 2023, 2022 and 2021, respectively, which are available to offset future taxable income. These NOLs expire at various dates beginning in 2030. The Group had Massachusetts research and development tax credits of approximately $98, $600 and $1,300 for the years ended December 31, 2023, 2022 and 2021, respectively, which are available to offset future taxes and expire at various dates through 2038. These NOLs and credits are subject to review and possible adjustment by state taxing authority.
Utilization of the NOLs and research and development credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of NOL and research and development credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Group has performed a Section 382 analysis through December 31, 2023. The results of this analysis concluded that certain net operating losses were subject to limitation under Section 382 of the Internal Revenue Code. None of the Group’s net operating losses which are subject to a Section 382 limitation has been recognized in the financial statements.
Tax Balances
The tax related balances presented in the Statement of Financial Position are as follows:

For the year ended December 31	2023 $	2022 $
Income tax receivable – current	11,746	10,040
Trade and other payables	—	(57)
Uncertain Tax Positions
The Group has no uncertain tax positions as of December 31, 2023. U.S. corporations are routinely subject to audit by federal and state tax authorities in the normal course of business.